Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Financial Instruments and Risk Management

NOTE 12 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

a.	General

The Company operates internationally, which gives rise to exposure to market risks, mainly from changes in foreign exchange rates. The Company uses financial instruments and derivatives to hedge its balance sheet exposures as well as certain future cash flows in connection with revenues, payroll and related expenses and anticipated probable transactions which are expected to be denominated in non-Dollar currencies.

The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli, European and United States banks, the Company does not expect any counterparties to fail to meet their obligations. The Company does not require or place collateral with respect to these financial instruments. The Company does not hold or issue derivatives for trading purposes.

b.	Derivative instruments

As noted in Note 1s, the Company enters into various types of foreign exchange derivatives in managing its foreign exchange risks. The notional amounts of these derivatives as of December 31, 2016 were as follows:

$ in millions
Forward exchange for conversion of:
Euros into Dollars	15.3

Japanese Yen into Dollars	68.8

Dollars into NIS	34.6

Korean Won into Dollars	19.4

Chinese Renminbi into Dollars	16.5

Taiwan Dollars into Dollars	22.3

Dollars into British Pounds	86.2

The terms of most of these currency derivatives are less than one year.

The following table summarizes activity in accumulated other comprehensive income (loss) related to derivatives classified as foreign currency cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2016	2015	2014
	$ in thousands
Balance at beginning of year	(1,477)	(1,928)	409
Unrealized losses from derivatives	(30,066)	(4,155)	(2,364)
Reclassifications into earnings from other comprehensive loss (income):
included in revenues	1,203	(249)	(1,917)
included in financial expenses - net	14,951
included in various statements of operations and financial items	5,542	4,969	1,667
Tax effect	760	(115)	277

Balance at end of year	(9,087)	(1,477)	(1,928)

c.	Fair value of financial instruments

The fair value of financial instruments included in working capital is usually close or identical to their carrying amounts. The fair value of non-current other receivables and long-term liabilities, including long-term loans, also approximates the carrying amounts, since they bear interest at rates close to prevailing market rates.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2016 and 2015, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Level 1	Level 2	Level 3	Total
December 31, 2016:
Assets:
Marketable securities	7,012			7,012

Derivative assets designated as hedging instruments		402		402

Derivative assets not designated as hedging instruments		4,336		4,336

Liabilities:
Derivative liabilities designated as hedging instruments		9,489		9,489

Derivative liabilities not designated as hedging instruments		130		130

Contingent consideration in connection with the AMST assets acquisition			1,471	1,471

December 31, 2015:
Assets:
Marketable securities	6,046			6,046

Derivative assets designated as hedging instruments		288		288

Liabilities:
Derivative liabilities designated as hedging instruments		1,486		1,486

Derivative liabilities not designated as hedging instruments		457		457

1.	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

2.	Level 2 - Valuations based on quoted prices in markets that are not active but for which all significant inputs are observable, either directly or indirectly. Derivatives, as described in b. above, are of value primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies and the Company is therefore able to perform independent verification in order to validate quotations obtained.

3.	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement. These estimated fair values are subject to uncertainties that are difficult to predict.